Business Acquisitions	12 Months Ended
Dec. 31, 2017
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Business Acquisitions

7. Business Acquisitions

Acquisitions are accounted for under the acquisition method of accounting, and the results of operations since the respective dates of acquisition are included in the consolidated statements of income. From time to time, as a result of the timing of acquisitions in relation to the Company’s reporting schedule, certain estimates of fair values of assets and liabilities acquired may not be finalized at the initial time of reporting. These estimates are completed after the vendors’ final financial statements have been prepared and accepted by the Company, after detailed project portfolio reviews are performed, and when the valuations of intangible assets and other assets and liabilities acquired are finalized. The preliminary fair values are based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition date. During a measurement period not to exceed one year, adjustments to the initial estimates may be required to finalize the fair value of assets and liabilities acquired. The Company will revise comparative information if these measurement period adjustments are material.

The consideration paid for acquisitions may be subject to price adjustment clauses included in the purchase agreements and may extend over a number of years. At each consolidated statement of financial position date, these price adjustment clauses are reviewed. This may result in an increase or decrease of the notes payable consideration (recorded on the acquisition date) to reflect either more or less non-cash working capital than was originally recorded. Since these adjustments are a result of facts and circumstances occurring after the acquisition date, they are not considered measurement period adjustments.

For some acquisitions, additional payments may be made to the employees of an acquired company that are based on the employees’ continued service over an agreed time period. These additional payments are not included in the purchase price. They are expensed as compensation when services are provided by the employees.

Acquisitions in 2016

During 2016, the Company acquired all the shares and business of Bury Holdings, Inc. (Bury); MWH Global, Inc. (MWH); VOA Associates, Inc. (VOA); Edwards and Zuck, P.C. and Edwards and Zuck Consulting Engineers, D.P.C. (collectively called Edwards & Zuck); and certain assets and liabilities of Architecture | Tkalcic Bengert (Arch | TB). The preliminary fair values of the net assets recognized in the Company’s consolidated financial statements were based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition dates. For the year ended December 31, 2017, management finalized the fair value assessment for all assets and liabilities acquired from Bury, MWH, VOA, Edwards & Zuck and Arch | TB. For the Bury, VOA, Edwards & Zuck and Arch | TB acquisitions, no adjustments were required to the initial estimates of the fair value of assets and liabilities acquired. For the MWH acquisition, all adjustments required, from the initial estimates of the fair value of net assets acquired to their final fair value, were recorded in 2016. These adjustments, as well as the final MWH purchase price allocation to all identifiable assets and liabilities acquired, are disclosed in note 7 of the Company’s December 31, 2016, annual consolidated financial statements. There were no significant measurement period adjustments recorded in the year ended December 31, 2017.

Acquisitions in 2017

On April 28, 2017, the Company acquired certain assets and liabilities of Inventrix Engineering, Inc. (Inventrix) for cash consideration and notes payable. Inventrix, based in Seattle, Washington, provides expertise in mechanical engineering. This addition enhances the Company’s Buildings business operating unit in the United States. The consideration was allocated to the fair value of assets and liabilities acquired.

On July 28, 2017, the Company acquired all the shares and business of RNL Facilities Corporation (RNL) for cash consideration and notes payable. RNL, based in Denver, Colorado, has additional offices in Phoenix, Arizona; Los Angeles, California; Washington, DC; and Abu Dhabi, United Arab Emirates. RNL provides expertise in architecture, interior design, urban design, and landscaping. This addition enhances the Company’s Buildings business operating unit.

On October 27, 2017, the Company acquired certain assets and liabilities of North State Resources, Inc. (NSR) for cash consideration and notes payable. NSR is based in Redding, California, and has additional offices in Sacramento and Chico, California. NSR provides expertise in physical, biological, and environmental sciences. This addition enhances the Company’s Environmental Services business operating unit.

Aggregate consideration for assets acquired and liabilities assumed

Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For acquisitions completed in the year	Total $

Cash consideration	18.7
Notes payable	9.7

Consideration	28.4

Assets and liabilities acquired
Cash acquired	5.4
Non-cash working capital	0.8
Property and equipment	0.8
Intangible assets
Client relationships	3.2
Contract backlog	2.7
Lease advantages	0.1
Other	0.1
Provisions	(0.1)
Long-term debt	(0.1)
Deferred income taxes	(0.8)

Total identifiable net assets at fair value	12.1
Goodwill arising on acquisitions	16.3

Consideration	28.4

Other information

Trade receivables assumed from acquired companies are recognized at fair value at the time of acquisition. For 2017, trade receivables acquired as at the time of acquisition had a fair value of $7.9 and gross value of $8.2.

Goodwill consists of the value of expected synergies arising from an acquisition, the expertise and reputation of the assembled workforce acquired, and the geographic location of the acquiree. Goodwill relating to acquisitions completed in 2017 added to our Consulting Services – United States and Consulting Services – Global cash generating units (CGUs). For all acquisitions completed in 2017, $22.3 of goodwill and intangible assets is deductible for income tax purposes.

The fair values of provisions are determined at the acquisition date. These liabilities relate to claims that are subject to legal arbitration and onerous contracts. For acquisitions completed in 2017, the Company assumed $0.2 in provisions for claims. At the reporting date, provisions for claims outstanding relating to all prior acquisitions were reassessed and determined to be $17.0, based on their expected probable outcome. Certain of these claims are indemnified by the acquiree (note 19).

For business combinations that occurred in 2017, the gross revenue earned in 2017, since the acquired entities’ acquisition dates, is $19.8. The Company integrates the operations and systems of acquired entities shortly after the acquisition date; therefore, it is impracticable to disclose the acquiree’s earnings in its consolidated financial statements since the acquisition date.

If the business combinations that occurred in 2017 had taken place at the beginning of 2017, gross revenue from continuing operations for 2017 would have been $5,176.8 (unaudited) and profit from continuing operations would have been $98.3 (unaudited).

In 2017, directly attributable acquisition-related costs of $0.4 have been expensed and are included in administrative and marketing expenses. These costs consist primarily of legal, accounting, and financial advisory fees and costs directly related to acquisitions.

Consideration paid and outstanding

Details of the consideration paid for current and past acquisitions are as follows:

December 31 2017 $

Cash consideration (net of cash acquired) Payments on notes payable from previous acquisitions	13.3 66.4

Total net cash paid	79.7
Total notes payable and adjustments to these obligations are as follows:

December 31 2017 $

Balance, beginning of the year	122.4
Additions for acquisitions in the year	9.7
Other adjustments	(2.8)
Payments	(66.4)
Interest	1.0
Impact of foreign exchange	(5.1)

Total notes payable	58.8